Derivative Instruments	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Instruments
Derivative Instruments

Commodity derivatives. The Company enters into various derivative instruments primarily to mitigate a portion of the exposure to potentially adverse market changes in oil and natural gas commodity prices and the associated impact on cash flows. All contracts are entered into for other-than-trading purposes. Oil and natural gas commodity derivative instruments are recorded on the consolidated balance sheet at fair value as either an asset or a liability with changes in fair value recognized currently in earnings. While commodity derivative instruments are utilized to manage the price risk attributable to expected oil and natural gas production, the Company’s commodity derivative instruments are not designated as accounting hedges under the accounting guidance. The related cash flow impact of the commodity derivative activities is reflected as cash flows from operating activities unless they are determined to have a significant financing element at inception, in which case they are classified within financing activities.

Series B Preferred Stock bifurcated derivative - In the event of a change of control, the Company shall redeem in cash all of the outstanding shares of Series B Preferred Stock, excluding Series B PIK Shares as defined in Note 11 - 10% Series B Redeemable Preferred Stock, for a price per share equal to the Base Return Amount as defined in Note 11 - 10% Series B Redeemable Preferred Stock. The Company assessed the change of control feature and determined that the redemption of the outstanding shares of Series B Preferred Stock, excluding Series B PIK Shares, for a price per share equal to the Base Return Amount was a bifurcated derivative. See Note 11 - 10% Series B Redeemable Preferred Stock for defined terms and more detail.

The following tables summarize the location and fair value amounts of all the Company’s derivative instruments in the consolidated balance sheets, as well as the gross recognized derivative assets, liabilities and amounts offset in the condensed consolidated balance sheets:

	June 30, 2018
	Gross Fair Value	Gross Amounts Offset (1)	Net Recognized Fair Value
	(In thousands)
Assets
Commodity derivatives - current	$27,707	$(22,377)	$5,330
Commodity derivatives - non-current	25,760	(25,760)	—
Total assets	$53,467	$(48,137)	$5,330

Liabilities
Commodity derivatives - current	$(47,446)	$22,377	$(25,069)
Commodity derivatives - non-current	(53,222)	25,760	(27,462)
Series B Preferred Stock bifurcated derivative - non-current	(468)	—	(468)
Total liabilities	$(101,136)	$48,137	$(52,999)

(1)	The Company has agreements in place with all of its counterparties that allow for the financial right of offset for derivative assets and liabilities.

	December 31, 2017
	Gross Fair Value	Gross Amounts Offset (1)	Net Recognized Fair Value
	(In thousands)
Assets
Commodity derivatives - current	$1,079	$(1,079)	$—
Commodity derivatives - non-current	120	(120)	—
Total assets	$1,199	$(1,199)	$—

Liabilities
Commodity derivatives - current	$(11,851)	$1,079	$(10,772)
Commodity derivatives - non-current	(7,503)	120	(7,383)
Series B Preferred Stock bifurcated derivative - non-current	(625)	—	(625)
Total liabilities	$(19,979)	$1,199	$(18,780)

(1)	The Company has agreements in place with all of its counterparties that allow for the financial right of offset for derivative assets and liabilities.

As of June 30, 2018, the open commodity derivative positions with respect to future production were as follows:

	2018	2019	2020	2021	2022
Commodity derivative swaps
Oil:
Notional volume (Bbls)	1,438,000	2,664,000	960,000	360,000	300,000
Weighted average fixed price ($/Bbl)	$55.37	$53.59	$51.16	$50.42	$50.12
Natural gas:
Notional volume (MMBtu)	1,920,000	2,220,000	1,500,000	1,200,000	1,200,000
Weighted average fixed price ($/MMbtu)	$3.02	$2.88	$2.84	$2.85	$2.87

Commodity derivative two-way collars
Oil:
Notional volume (Bbls)	333,000	601,000	—	—	—
Weighted average ceiling price ($/Bbl)	$61.01	$61.30	$—	$—	$—
Weighted average floor price ($/Bbl)	$57.30	$55.21	$—	$—	$—

Commodity derivative three-way collars
Oil:
Notional volume (Bbls)	—	883,000	2,562,000	—	—
Weighted average ceiling price ($/Bbl)	$—	$67.42	$67.80	$—	$—
Weighted average floor price ($/Bbl)	$—	$55.88	$56.79	$—	$—
Weighted average sold put option price ($/Bbl)	$—	$45.88	$46.79	$—	$—

Crude oil basis swaps
Midland / Cushing:
Notional volume (Bbls)	1,840,000	3,160,000	3,513,600	—	—
Weighted average fixed price ($/Bbl)	$(4.95)	$(4.09)	$(1.43)	$—	$—

Argus WTI roll:
Notional volume (Bbls)	1,530,000	—	—	—	—
Weighted average fixed price ($/Bbl)	$1.14	$—	$—	$—	$—

For the three and six months ended June 30, 2018 and 2017, the effect of the derivative activity on the Company’s Condensed Consolidated Statements of Operations was as follows:

	Three Months		Six Months
	Ended June 30,		Ended June 30,
	2018	2017	2018	2017
	(In thousands)
Realized gain (loss) on derivatives
Commodity derivative options	$—	$—	$19	$154
Commodity derivative swaps	(9,151)	(15)	(12,213)	(463)
Total	(9,151)	(15)	(12,194)	(309)
Interest rate swap	—	1	—	(149)
Total realized gain (loss) on derivatives	$(9,151)	$(14)	$(12,194)	$(458)

Unrealized gain (loss) on derivatives
Commodity derivative options	$1,795	$143	$(14,165)	$305
Commodity derivative swaps	(12,598)	1,175	(14,880)	3,206
Total	(10,803)	1,318	(29,045)	3,511
Interest rate swap	—	(226)	$—	$(226)
Series B Preferred Stock bifurcated derivative	57	—	157	—
Total unrealized gain (loss) on derivatives	$(10,746)	$1,092	$(28,888)	$3,285

The gains and losses resulting from the cash settlement and mark-to-market of the commodity derivatives are included within “Other income (expense)” in the Condensed Consolidated Statements of Operations. The gains and losses resulting from the cash settlement and mark-to-market of the interest rate swap are included in “Interest expense, net” in the Condensed Consolidated Statements of Operations.

Derivative Instruments

The Company enters into various derivative instruments primarily to mitigate a portion of the exposure to potentially adverse market changes in oil and natural gas commodity prices and the associated impact on cash flows. All contracts are entered into for other-than-trading purposes. Oil and natural gas commodity derivative instruments are recorded on the balance sheet at fair value as either an asset or a liability with changes in fair value recognized currently in earnings. While commodity derivative instruments are utilized to manage the price risk attributable to expected oil and natural gas production, the Company's commodity derivative instruments are not designated as accounting hedges under the accounting guidance. The related cash flow impact of the commodity derivative activities is reflected as cash flows from operating activities unless they are determined to have a significant financing element at inception, in which case they are classified within financing activities. A description of the Company’s derivative financial instruments is provided below:

Fixed price swaps - The Company receives a fixed price for the contract and pays a floating market price to the counterparty.

Purchased put options - The Company purchases put options based on an index price from the counterparty by payment of a cash premium.  If the index price is lower than the put’s strike price at the time of settlement, the Company receives from the counterparty such difference between the index price and the purchased put strike price.  If the market price settles above the put’s strike price, no payment is due from either party.

Two-way costless collars - Arrangements that contain a fixed floor price (purchased put option) and a fixed ceiling price (sold call option) based on an index price which, in aggregate, have no net cost.  At the contract settlement date, (1) if the index price is higher than the ceiling price, the Company pays the counterparty the difference between the index price and ceiling price, (2) if the index price is between the floor and ceiling prices, no payments are due from either party, and (3) if the index price is below the floor price, the Company will receive the difference between the floor price and the index price.

Three-way costless collars - Arrangements that contain a purchased put option, a sold call option and a sold put option based on an index price which, in aggregate, have no net cost.  At the contract settlement date,

(1)	if the index price is higher than the sold call strike price, the Company pays the counterparty the difference between the index price and sold call strike price,

(2)	if the index price is between the purchased put strike price and the sold call strike price, no payments are due from either party,

(3)
if the index price is between the sold put strike price and the purchased put strike price, the Company will receive the difference between the purchased put strike price and the index price, and (4) if the index price is below the sold put strike price, the Company will receive the difference between the purchased put strike price and the sold put strike price

Basis swaps - Arrangements that guarantee a price differential for natural gas from a specified delivery point.  The Company receives a payment from the counterparty if the price differential is greater than the stated terms of the contract and pays the counterparty if the price differential is less than the stated terms of the contract.

Interest rate swaps -Interest rate swaps are used to fix or float interest rates on existing or anticipated indebtedness.  The purpose of these instruments is to manage the Company’s existing or anticipated exposure to unfavorable interest rate changes.

Tema’s interest rate swap was terminated by Tema on April 20, 2017. At the closing of the Transaction, selected crude oil options and natural gas options were designated to remain with Tema. In connection with the Transaction, certain crude oil swaps and natural gas swaps were transferred to the Company. Contracts with one counterparty were novated to the Company in July 2017.

Series B Preferred Stock bifurcated derivative - In the event of a change of control, the Company shall redeem in cash all of the outstanding shares of Series B Preferred Stock, excluding Series B PIK Shares as defined in Note 10 - 10% Series B Redeemable Preferred Stock, for a price per share equal to the Base Return Amount as defined in Note 10 - 10% Series B Redeemable Preferred Stock. The Company assessed the change of control feature and determined that the redemption of the outstanding shares of Series B Preferred stock excluding Series B PIK Shares, for a price per share equal to the Base Return Amount was a bifurcated derivative. See Note 10 - 10% Series B Redeemable Preferred Stock for defined terms and more detail.

The fair value of the derivative assets and liabilities is as follows as of the following dates:

	December 31, 2017
	Gross Fair Value	Gross Amounts Offset (1)	Net Recognized Fair Value
	(In thousands)
Assets
Commodity derivatives - current	$1,079	$(1,079)	$—
Commodity derivatives - non-current	120	(120)	—
Total assets	$1,199	$(1,199)	$—

Liabilities
Commodity derivatives - current	$(11,851)	$1,079	$(10,772)
Commodity derivatives - non-current	(7,503)	120	(7,383)
Series B Preferred Stock bifurcated derivative - non-current	(625)	—	(625)
Total liabilities	$(19,979)	$1,199	$(18,780)

(1)	The Company has agreements in place with all of its counterparties that allow for the financial right of offset for derivative assets and liabilities.

	December 31, 2016
	Gross Fair Value	Gross Amounts Offset (1)	Net Recognized Fair Value
	(In thousands)
Assets
Commodity derivatives - current	$556	$(309)	$247
Commodity derivatives - non-current	—	—	—
Total assets	$556	$(309)	$247

Liabilities
Commodity derivatives - current	$(2,164)	$309	$(1,856)
Commodity derivatives - non-current	—	—	—
Total liabilities	$(2,164)	$309	$(1,856)

(1)	The Company has agreements in place with all of its counterparties that allow for the financial right of offset for derivative assets and liabilities.
In a typical commodity swap agreement, if the agreed upon published third-party index price (“index price”) is lower than the swap fixed price, the Company receives the difference between the index price and the agreed upon swap fixed price. If the index price is higher than the swap fixed price, the Company pays the difference.
As of December 31, 2017, the open commodity derivative positions with respect to future production were as follows:

	2018	2019	2020	2021	2022
Commodity derivative swaps
Oil:
Notional volume (Bbl)	2,350,000	1,704,000	960,000	360,000	250,000
Weighted average price ($/Bbl)	$54.28	$52.85	$51.37	$50.69	$50.21
Natural Gas:
Notional volume (MMBtu)	4,040,000	2,160,000	1,500,000	1,200,000	1,000,000
Weighted average fixed price ($/MMBtu)	$3.10	$2.89	$2.84	$2.86	$2.86

For the years ended December 31, 2017, 2016 and 2015, the effect of the derivative activity on the Company’s Consolidated Statements of Operations was as follows:

	Year Ended December 31,
	2017	2016	2015
	(In thousands)
Gain (loss) on settled derivatives
Commodity options	$172	$511	$4,340
Commodity swaps	45	(1,334)	130
Total	217	(823)	4,470
Interest rate swap	(143)	(785)	(1,165)
Total gain (loss) on settled derivatives	$74	$(1,608)	$3,305

Gain (loss) on unsettled derivatives
Commodity derivative options	$313	$(1,508)	$(735)
Commodity derivative swaps	(16,866)	(1,838)	—
Total	(16,553)	(3,346)	(735)
Interest rate swap	(226)	324	(677)
Total gain (loss) on unsettled derivatives	$(16,779)	$(3,022)	$(1,412)

The gains and losses resulting from the cash settlement and mark-to-market of unsettled commodity derivatives are included within “Other income (expense)” in the Consolidated Statements of Operations. The gains and losses resulting from the cash settlement and mark-to-market of the interest rate swap are included in “Interest expense, net” in the Consolidated Statements of Operations.